Commitments and Contingencies (Details) (USD $) In Thousands	Dec. 31, 2010
Future minimum lease payments due under operating and capital leases
Operating Leases 2011	$ 5,380
Capital Leases 2011	604
Operating Leases 2012	5,454
Capital Leases 2012	622
Operating Leases 2013	5,158
Capital Leases 2013	640
Operating Leases 2014	5,181
Capital Leases 2014	660
Operating Leases 2015	5,189
Capital Leases 2015	8,425
Operating Leases Thereafter	203,827
Capital Leases Thereafter	0
Operating Lease Total	230,189
Capital Leases Total	$ 10,951